SECURED PROMISSORY NOTE - Schedule of Debt Conversions (Details) - USD ($)		3 Months Ended
	Dec. 09, 2020	Mar. 03, 2019
Class Of Stock [Line Items]
Principal Converted	$ 600,000
Common Shares Issued	872,093,023
Secured Debt | Aggregate Global Ichiban Secured Promissory Notes
Class Of Stock [Line Items]
Principal Converted		$ 115,000
Common Shares Issued		9,595,327
Interest converted to Principal		$ 171,152